General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 17 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses as of December 31, 2024, 2023 and 2022 consisted of following:

	2024	2023	2022
Employee compensation and benefits	$927,913	526,895	$312,479
Travel and communication expenses	59,108	49,451	34,267
Rent and utilities	287,755	83,079	58,466
Consulting fees	677,556	1,032,197	310,039
Insurance	29,511	13,386	13,165
Depreciation and amortization expenses	125,395	116,451	60,698
Sales tax	17,657	76,654	80,595
Entertainment	27,314	23,748	17,193
Office and miscellaneous	155,940	96,007	42,598
Total	$2,308,149	2,017,868	$929,500